REGULATORY MATTERS	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 35: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of ''Tier I'' capital (as defined), and the rest of ''Tier II'' capital (as defined). The framework applicable to Greek banks conforms to EU requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member-states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

In accordance with the Bank of Greece directives (Governor's Act 2630/29.10.2010) the Group's capital base includes all types of regulatory eligible Own Funds, among others, the share capital, the share premium account, the reserves and retained earnings, preferred securities and subordinated debt issues.

Within the context of the recapitalization plan, on May 28, 2012, the HFSF delivered EFSF bonds with nominal amount of EUR 7,430.0 million, as an advance for its participation in the Bank's future share capital increase. On November 9, 2012, Act No.38/9.11.2012 of the Council of Ministers (G.G. A' 223/2012), provided for the terms and conditions to be followed by the eligible banks for recapitalization. On December 20, 2012, the Bank of Greece through its letter to the Bank, copied Decision 52/23/26.10.2012 of the Credit and Insurance Committee in which it is mentioned that the capital required by the Bank, amounted to EUR 9,756.0 million. Taking into consideration the EUR 7,430.0 million of EFSF bonds already received as noted above, the remaining capital requirement amounted to EUR 2,326.0 million. On December 21, 2012, the HFSF delivered EFSF bonds, with nominal value of EUR 2,326.0 million, as an additional advance for the participation in the Bank's future share capital increase. The terms of these EFSF bonds are presented in the table below:

					Notional
ISIN	ISSUER	Currency	Coupon	Frequency	(EUR thousands)	Maturity
EU000A1G0AL3	EFSF	EUR	Euribor + 46 bps	Semi-Annually	1,486,000	19/4/2018
EU000A1G0AM1	EFSF	EUR	Euribor + 57 bps	Semi-Annually	1,486,000	19/4/2019
EU000A1G0AN9	EFSF	EUR	Euribor + 64 bps	Semi-Annually	1,486,000	19/4/2020
EU000A1G0AP4	EFSF	EUR	Euribor + 71 bps	Semi-Annually	1,486,000	19/4/2021
EU000A1G0AQ2	EFSF	EUR	Euribor + 77 bps	Semi-Annually	1,486,000	19/4/2022
EU000A1G0A57	EFSF	EUR	Euribor + 34 bps	Semi-Annually	726,875	19/12/2022
EU000A1G0A65	EFSF	EUR	Euribor + 35 bps	Semi-Annually	726,875	19/12/2023
EU000A1G0A73	EFSF	EUR	Euribor + 36 bps	Semi-Annually	872,250	19/12/2024
Total					9,756,000

As of December 31, 2012, the Bank concluded that it should not recognize the EFSF bonds as an asset because there was no consideration exchanged between the Bank and the HFSF and the Bank did not obtain the primary benefit of the EFSF bonds. This conclusion was based on the fact that there are significant restrictions on what the Bank can do with the EFSF bonds and the Bank is not exposed to the risks and rewards of ownership. According to the agreements: the Bank does not receive the contractual interest from the EFSF bonds; the EFSF bonds cannot be sold; the Bank can only pledge these EFSF bonds with third parties in a sale and repurchase transactions; and after the Bank issues its own shares to the HFSF in exchange for the EFSF bonds in the future, as part of the recapitalization framework, the EFSF bonds corresponding to the excess between the fair value of the bonds and the total amount of the recapitalization covered by the HFSF (share capital plus CoCos) must be returned to the HFSF. We have therefore not recognized these EFSF bonds as an asset but have accounted for them as off-balance sheet items. When we use the EFSF bonds as collateral to raise funds with the ECB or the Bank of Greece or any other counterparty, we recognize a liability for our obligation to repay the third party.The HFSF's commitment to take part in the share capital increase has been accounted for as a derivative liability under ASC 815-40-15-7C and related guidance because both the number of shares to be issued and the consideration to be received are variable, depending on how much capital the Bank is able to raise from investors and the regulatory capital needs at the time of settlement of the agreement. See Note 3 for a description of the terms of the advance and the HFSF future contribution. These bonds are taken into account for regulatory capital purposes and are included in Core Tier 1 Capital.

From January 1, 2012, the Bank of Greece had allowed the Bank to operate at a Core Tier I ratio lower than that required. In March 2013, the Executive Committee of Bank of Greece issued Decision 13/28.03.2013, which resets Core Tier I Capital Ratio for Greek Financial Institutions at 9% and redefines the assets that are eligible for Core Tier I Capital, amending GA/BoG 2630/29.10.2010.

Furthermore, the HFSF is committed to subscribe for any amount of unsubscribed share capital and / or the convertible bonds up to EUR 9.756,0 million and this commitment is valid up to April 30, 2013. Management, based on the fact that the Bank has received from the HFSF, EFSF bonds of EUR 9,756.0 million as an advance for the participation in the Bank's future share capital increase, expects that the commitment of the HFSF will be extended further to April 30, 2013, should the Bank not have finalized its share capital increase by that time. NBG's second Repeat General Shareholders Meeting on April 29, 2013 approved the share capital increase of the Bank in the context of the recapitalization process. The recapitalization of NBG is expected to be completed in June 2013.

There will be no future exchange of these securities (EFSF bonds) as part of our future capital increase assuming that we will be required for regulatory reasons to issue capital to the HFSF equal to the fair value of the EFSF bonds. This represents the final form of the share capital increase committed by the HFSF and there are no planned changes to this form, type or level unless the Bank is able to issue shares to investors which would reduce its capital needs below the fair value of the EFSF bonds in which case the Bank would return the excess of the fair value of the EFSF bonds over the total amount of the recapitalization covered by the HFSF. Upon the completion of the share capital increase, the portion of these EFSF bonds (if not all) that will be used as payment for HFSF's participation in the recapitalization of NBG will be recognized on the balance sheet at fair value. As of the date of this annual report on Form 20F there is no remaining commitment from the HFSF to provide us with further capital.

At December 31, 2012, the Group's total capital adequacy ratio was calculated including the EUR 9,756.0 million contributed by the HFSF and amounted to 9.0%. Based on information regarding the Group's capital adequacy as of December 31, 2012, taking into consideration the total amount of the imminent share capital increase in the context of the recapitalization, the 9.0% Core Tier I threshold applicable from March 31, 2013, as defined in Decision 13/28.03.2013 issued by Executive Committee of Bank of Greece, is not satisfied and the Group has already initiated certain actions aiming at improving the Group's capital adequacy, such as the disposal of its subsidiary Astir Palace Vouliagmeni S.A. (see Note 42) that we expect will have a positive impact on our capital and/or our risk weighted assets, and intends to carry out additional actions if necessary to comply with the capital requirements.

The actual capital amounts and ratios (based on IFRS figures) for the Group are presented in the table below:
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
	(EUR in millions)		(EUR in millions)
As of December 31, 2012:
Total Capital	5,819	9.0%	5,162	8.0%
(to Risk-Weighted Assets)
Tier I Capital	5,464	8.5%	3,226	5.0%
(to Risk-Weighted Assets)
As of December 31, 2011:
Total Capital	(1,664)	(2.6)%	5,140	8.0%
(to Risk-Weighted Assets)
Tier I Capital	(2,367)	(3.7)%	3,212	5.0%
(to Risk-Weighted Assets)
As of December 31, 2010:
Total Capital	9,311	13.7%	5,456	8.0%
(to Risk-Weighted Assets)
Tier I Capital	8,959	13.1%	3,410	5.0%
(to Risk-Weighted Assets)